Finance income and costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Finance income
Interest income from financing activities	£ 126	£ 143
Net interest on pensions and other post-retirement benefit obligations	50	50
Net gains on financial assets at fair value through profit and loss	2	3
Other interest income	30	38
Finance income	208	234
Finance costs
Interest expense on financial instruments	(999)	(950)
Unwinding of discount on provisions and other liabilities	(63)	(64)
Net losses on derivative financial instruments	(63)	(15)
Other interest	(11)	(21)
Less: interest capitalised	189	134
Finance costs	(947)	(916)
Net finance costs	(739)	(682)
Principal accretion on inflation-linked debt	115	87
Finance income (cost), accretion on inflation-linked swaps	£ 0	£ 4
Capitalisation rate of borrowing costs eligible for capitalisation	4.50%	4.30%
Tax relief on capitalised interest	£ 27	£ 16